Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Disclosure Of Right Of Use Assets and Depreciation
Baytex had the following right-of-use assets at December 31, 2019.

	Office Leases	Field Equipment	Vehicles and Other	Total
Balance, January 1, 2019 (1)	$14,775	$2,254	$969	$17,998
Additions	—	1,668	159	1,827
Modifications	(6)	4	19	17
Depreciation	(4,904)	(837)	(482)	(6,223)
Balance, December 31, 2019	$9,865	$3,089	$665	$13,619
(1)The Company adopted IFRS 16 Leases on January 1, 2019 using the modified retrospective approach. At December 31, 2018, the Company did not report any finance leases in accordance with its previous accounting policy for leases.

Disclosure of Future Commitment Obligations
Baytex had the following future commitments associated with its lease obligations at December 31, 2019.

December 31, 2019
Less than 1 year	$6,216
1 - 3 years	7,748
3 - 5 years	604
After 5 years	—
Total lease payments	$14,568
Amounts representing interest over the term of the lease	(685)
Present value of net lease payments	$13,883
Less current portion of lease obligations	5,798
Non-current portion of lease obligations	$8,085

The Company recorded interest expense related to its lease obligations of $0.6 million and recorded lease payments of $6.0 million for the year ended December 31, 2019.